Leases - Lessee Leases - Property Leases (Details) £ in Millions	Dec. 31, 2018 GBP (£)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rentals payable under non-cancellable leases	£ 233
Property leases
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rentals payable under non-cancellable leases	2,689
Less than 12 months | Property leases
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rentals payable under non-cancellable leases	232
After 1 year but within 5 years | Property leases
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rentals payable under non-cancellable leases	736
Over 5 years | Property leases
Disclosure of maturity analysis of operating lease payments [line items]
Minimum rentals payable under non-cancellable leases	£ 1,721